As filed with the Securities and Exchange Commission on March 20, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

CastleRock Fund
Schedule of Investments at January 31, 2007 (Unaudited)

COMMON STOCKS - 96.70%	Shares	Value

Aerospace & Defense - 3.96%
L-3 Communications Holdings, Inc. (a)	6,000	$494,040

Air Freight & Logistics - 6.02%
C.H. Robinson Worldwide, Inc. (a)	5,000	265,250
FedEx Corp. (a)	4,400	485,760
		751,010

Airlines - 3.76%
Southwest Airlines Co. (a)	31,000	468,100

Commercial Services & Supplies - 1.65%
Cintas Corp. (a)	5,000	205,750

Communications Equipment - 2.55%
Motorola, Inc. (a)	16,000	317,600

Consumer Finance - 1.84%
SLM Corp. (a)	5,000	229,800

Diversified Financial Services - 3.07%
CIT Group, Inc. (a)	6,500	383,240

Energy Equipment & Services - 9.99%
BJ Services Co. (a)	13,000	359,580
ENSCO International, Inc. (a)	2,000	101,740
Helmerich & Payne, Inc. (a)	10,000	268,300
Tidewater, Inc. (a)	10,000	515,700
		1,245,320

Food & Staples Retailing - 2.70%
Costco Wholesale Corp. (a)	6,000	337,080

Health Care Equipment & Supplies - 3.11%
Zimmer Holdings, Inc. (a)(b)	4,600	387,412

Health Care Providers & Services - 12.19%
Coventry Health Care, Inc. (a)(b)	6,000	309,300
Express Scripts, Inc. (a)(b)	3,000	208,560
Medco Health Solutions, Inc. (a)(b)	9,000	532,890
Owens & Minor, Inc. (a)	7,000	234,150
UnitedHealth Group, Inc. (a)	4,500	235,170
		1,520,070

Hotels, Restaurants & Leisure - 2.07%
Ruby Tuesday, Inc. (a)	9,000	257,490

Insurance - 3.23%
Hilb Rogal & Hobbs Co. (a)	3,000	126,750
Transatlantic Holdings, Inc.	4,400	276,276
		403,026

IT Services - 5.24%
Affiliated Computer Services, Inc. - Class A (a)(b)	9,700	475,203
Computer Sciences Corp. (a)(b)	3,400	178,364
		653,567

Metals & Mining - 2.17%
Newmont Mining Corp. (a)	6,000	270,600

Pharmaceuticals - 2.36%
Barr Pharmaceuticals, Inc. (a)(b)	5,500	294,360

Road & Rail - 5.81%
Arkansas Best Corp. (a)	10,000	382,200
Werner Enterprises, Inc. (a)	18,000	342,180
		724,380

Semiconductor & Semiconductor Equipment - 2.10%
Texas Instruments, Inc. (a)	8,400	261,996

Software - 2.13%
Symantec Corp. (a)(b)	15,000	265,650

Specialty Retail - 11.39%
Advance Auto Parts, Inc. (a)	14,000	531,300
Bed Bath & Beyond, Inc. (a)(b)	3,000	126,570
Best Buy Co., Inc. (a)	2,500	126,000
Christopher & Banks Corp. (a)	6,000	106,680
Circuit City Stores, Inc. (a)	6,000	122,460
Home Depot, Inc. (a)	10,000	407,400
		1,420,410

Thrifts & Mortgage Finance - 7.14%
MGIC Investment Corp. (a)	8,000	493,760
Radian Group, Inc. (a)	5,000	301,100
The PMI Group, Inc.	2,000	95,640
		890,500

Trading Companies & Distributors - 2.22%
MSC Industrial Direct Co., Inc. - Class A (a)	6,400	276,416

TOTAL COMMON STOCKS (Cost $11,332,963)		12,057,817

EXCHANGE TRADED FUNDS - 2.63%

Oil Service HOLDRs Trust (a)	2,400	328,632

TOTAL EXCHANGE TRADED FUNDS (Cost $321,838)		328,632

SHORT-TERM INVESTMENTS - 5.03%

AIM STIT-Liquid Assets Portfolio	627,001	627,001
(Cost $627,001)

Total Investments in Securities (Cost $12,281,802) - 104.36%		13,013,450
Call Options Written - (10.74)%		(1,339,545)
Other Assets less Liabilities - 6.38%		795,628
NET ASSETS - 100.00%		$12,469,533

(a) Security is subject to written call option(s).
(b) Non-income producing security.

CastleRock Fund
Schedule of Call Options Written at January 31, 2007 (Unaudited)

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Advance Auto Parts, Inc.
Expiration: March, 2007, Exercise Price: $35.00	35	$(12,600)
Expiration: June, 2007, Exercise Price: $35.00	105	(50,400)
Affiliated Computer Services, Inc. - Class A
Expiration: April, 2007, Exercise Price: $50.00	20	(3,100)
Expiration: July, 2007, Exercise Price: $50.00	20	(5,500)
Arkansas Best Corp.
Expiration: March, 2007, Exercise Price: $35.00	40	(15,600)
Expiration: March, 2007, Exercise Price: $40.00	30	(3,150)
Expiration: June, 2007, Exercise Price: $40.00	30	(7,200)
Barr Pharmaceuticals, Inc.
Expiration: May, 2007, Exercise Price: $50.00	30	(16,500)
Expiration: August, 2007, Exercise Price: $50.00	25	(17,000)
Bed Bath & Beyond, Inc.
Expiration: February, 2007, Exercise Price: $35.00	30	(22,200)
Best Buy Co., Inc.
Expiration: March, 2007, Exercise Price: $47.50	25	(10,250)
BJ Services Co.
Expiration: April, 2007, Exercise Price: $25.00	70	(23,100)
Expiration: July, 2007, Exercise Price: $27.50	60	(17,400)
C.H. Robinson Worldwide, Inc.
Expiration: May, 2007, Exercise Price: $40.00	50	(70,000)
Christopher & Banks Corp.
Expiration: June, 2007, Exercise Price: $17.50	60	(11,400)
Cintas Corp.
Expiration: February, 2007, Exercise Price: $35.00	50	(31,500)
Circuit City Stores, Inc.
Expiration: April, 2007, Exercise Price: $17.50	60	(21,000)
CIT Group, Inc.
Expiration: April, 2007, Exercise Price: $55.00	30	(15,900)
Expiration: July, 2007, Exercise Price: $55.00	35	(22,750)
Computer Sciences Corp.
Expiration: March, 2007, Exercise Price: $47.50	34	(19,040)
Costco Wholesale Corp.
Expiration: April, 2007, Exercise Price: $52.50	40	(20,000)
Expiration: July, 2007, Exercise Price: $52.50	20	(12,600)
Coventry Health Care, Inc.
Expiration: April, 2007, Exercise Price: $45.00	60	(45,000)
ENSCO International, Inc.
Expiration: March, 2007, Exercise Price: $40.00	20	(22,600)
Express Scripts, Inc.
Expiration: May, 2007, Exercise Price: $65.00	30	(24,000)
FedEx Corp.
Expiration: February, 2007, Exercise Price: $110.00	10	(2,100)
Expiration: April, 2007, Exercise Price: $105.00	12	(10,080)
Expiration: April, 2007, Exercise Price: $110.00	10	(5,200)
Expiration: July, 2007, Exercise Price: $110.00	12	(9,600)
Helmerich & Payne, Inc.
Expiration: March, 2007, Exercise Price: $25.00	50	(13,000)
Expiration: June, 2007, Exercise Price: $25.00	50	(17,000)
Hilb Rogal & Hobbs Co.
Expiration: April, 2007, Exercise Price: $40.00	30	(10,800)
Home Depot, Inc.
Expiration: February, 2007, Exercise Price: $35.00	100	(58,800)
L-3 Communications Holdings, Inc.
Expiration: April, 2007, Exercise Price: $75.00	10	(8,700)
Expiration: April, 2007, Exercise Price: $80.00	25	(10,750)
Expiration: July, 2007, Exercise Price: $80.00	25	(15,000)
Medco Health Solutions, Inc.
Expiration: February, 2007, Exercise Price: $55.00	22	(10,120)
Expiration: April, 2007, Exercise Price: $55.00	22	(12,760)
Expiration: July, 2007, Exercise Price: $55.00	46	(35,420)
MGIC Investment Corp.
Expiration: March, 2007, Exercise Price: $55.00	20	(14,400)
Expiration: June, 2007, Exercise Price: $60.00	20	(9,400)
Expiration: September, 2007, Exercise Price: $60.00	20	(12,000)
Expiration: September, 2007, Exercise Price: $65.00	20	(6,800)
Motorola, Inc.
Expiration: July, 2007, Exercise Price: $20.00	160	(24,800)
MSC Industrial Direct Co., Inc. - Class A
Expiration: March, 2007, Exercise Price: $35.00	32	(27,840)
Expiration: June, 2007, Exercise Price: $35.00	32	(30,080)
Newmont Mining Corp.
Expiration: March, 2007, Exercise Price: $42.50	30	(10,500)
Expiration: June, 2007, Exercise Price: $42.50	30	(14,400)
Oil Service HOLDRs Trust
Expiration: March, 2007, Exercise Price: $125.00	12	(16,680)
Expiration: March, 2007, Exercise Price: $130.00	12	(11,520)
Owens & Minor, Inc.
Expiration: March, 2007, Exercise Price: $30.00	35	(13,650)
Expiration: June, 2007, Exercise Price: $30.00	35	(16,100)
Radian Group, Inc.
Expiration: May, 2007, Exercise Price: $55.00	25	(18,000)
Expiration: August, 2007, Exercise Price: $55.00	25	(21,250)
Ruby Tuesday, Inc.
Expiration: July, 2007, Exercise Price: $25.00	90	(44,100)
SLM Corp.
Expiration: April, 2007, Exercise Price: $45.00	50	(12,750)
Southwest Airlines Co.
Expiration: March, 2007, Exercise Price: $15.00	70	(4,200)
Expiration: June, 2007, Exercise Price: $15.00	80	(8,400)
Expiration: September, 2007, Exercise Price: $15.00	160	(24,000)
Symantec Corp.
Expiration: July, 2007, Exercise Price: $17.50	150	(22,500)
Texas Instruments, Inc.
Expiration: April, 2007, Exercise Price: $27.50	42	(17,220)
Expiration: July, 2007, Exercise Price: $27.50	42	(21,000)
Tidewater, Inc.
Expiration: February, 2007, Exercise Price: $45.00	25	(16,750)
Expiration: March, 2007, Exercise Price: $45.00	25	(17,750)
Expiration: April, 2007, Exercise Price: $45.00	25	(19,000)
Expiration: July, 2007, Exercise Price: $45.00	25	(22,500)
UnitedHealth Group, Inc.
Expiration: March, 2007, Exercise Price: $45.00	45	(34,785)
Werner Enterprises, Inc.
Expiration: March, 2007, Exercise Price: $17.50	90	(17,550)
Expiration: June, 2007, Exercise Price: $17.50	90	(22,500)
Zimmer Holdings, Inc.
Expiration: March, 2007, Exercise Price: $75.00	20	(19,400)
Expiration: June, 2007, Exercise Price: $75.00	26	(28,600)

Total Call Options Written (Proceeds $1,045,667)		$(1,339,545)

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments (long positions)	$12,358,428
Cost of investments (short positions)	(1,045,667)
$11,312,761

Gross unrealized appreciation	$926,454
Gross unrealized depreciation	(565,310)
Net unrealized appreciation	$361,144

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   3/13/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   3/13/07

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   3/19/07

* Print the name and title of each signing officer under his or her signature.